Schedule Of Net Income (Loss) Per Share (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011		Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011		Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Earnings Per Share [Abstract]
Net Income (loss)	$ 1	$ 22	$ 9	$ 2	$ (31)	$ (192)	[1]	$ (5)	$ (19)	$ (83)	[2]	$ (9)	$ (29)	$ 2	$ (299)	$ (113)
Weighted average shares of common stock outstanding-basic	113,034			83,508								112,193	83,680	83,435	84,121	84,525
Other common stock equivalents	5,450			1,066										3,209
Weighted average shares of common stock outstanding-diluted	118,197			84,574								112,193	83,680	86,644	84,121	84,525
Basic net income (loss) per share from continuing operations														$ 0.02	$ (3.55)	$ (1.34)
Basic net income (loss) per share available to common shareholders	$ 0.01			$ 0.02								$ (0.08)	$ (0.35)	$ 0.02	$ (3.55)	$ (1.34)
Diluted net income (loss) per share from continuing operations														$ 0.02	$ (3.55)	$ (1.34)
Diluted net income (loss) per share available to common shareholders	$ 0.01			$ 0.02								$ (0.08)	$ (0.35)	$ 0.02	$ (3.55)	$ (1.34)

[1]	(a) Includes a goodwill impairment charge of $165 in fiscal 2011
[2]	(b) Includes a loss on extinguishment of debt of $68 in fiscal 2011